Subsequent Events (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 20, 2020	Dec. 31, 2019	Dec. 31, 2018
Subsequent Event [Line Items]
Contributions		$ 33,099,862	$ 6,833,183
Subsequent Event [Member]
Subsequent Event [Line Items]
Contributions	$ 12,210,400
Withdrawals	1,007,834
Millburn Multi-Markets Trading L.P. [Member]
Subsequent Event [Line Items]
Contributions		$ 199,073,445	$ 128,863,012
Millburn Multi-Markets Trading L.P. [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Contributions	221,314,400
Withdrawals	$ 5,138,002